Stockholders' Equity (Details 2) (Stock Options [Member], USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Options Outstanding	1,882,948	1,692,898
Options Exercisable	1,384,380	1,352,730
Range One [Member]
Option Exercise Price	$ 1.00	$ 1.00
Options Outstanding	347,000	347,000
Options Outstanding Remaining Contractual Life (in years)	5 years 7 months 28 days	5 years 10 months 28 days
Options Exercisable	347,000	347,000
Range Two [Member]
Option Exercise Price	$ 1.02	$ 1.02
Options Outstanding	287,000	287,000
Options Outstanding Remaining Contractual Life (in years)	6 years 9 months 29 days	7 years 29 days
Options Exercisable	287,000	287,000
Range Three [Member]
Option Exercise Price	$ 1.07	$ 1.07
Options Outstanding	53,898	53,898
Options Outstanding Remaining Contractual Life (in years)	9 years 18 days	9 years 3 months 18 days
Options Exercisable	33,897	33,898
Range Four [Member]
Option Exercise Price	$ 1.15	$ 1.15
Options Outstanding	278,000	278,000
Options Outstanding Remaining Contractual Life (in years)	9 years 4 months 10 days	9 years 7 months 10 days
Options Exercisable	150,000	150,000
Range Five [Member]
Option Exercise Price	$ 1.25	$ 1.25
Options Outstanding	32,000	32,000
Options Outstanding Remaining Contractual Life (in years)	9 years 4 months 17 days	9 years 7 months 17 days
Options Exercisable	0	0
Range Six [Member]
Option Exercise Price	$ 1.30	$ 1.30
Options Outstanding	263,000	263,000
Options Outstanding Remaining Contractual Life (in years)	8 years 5 months 5 days	8 years 8 months 5 days
Options Exercisable	153,417	131,500
Range Seven [Member]
Option Exercise Price	$ 1.50	$ 1.50
Options Outstanding	380,000	380,000
Options Outstanding Remaining Contractual Life (in years)	4 years 3 months 22 days	4 years 6 months 22 days
Options Exercisable	380,000	380,000
Range Eight [Member]
Option Exercise Price	$ 1.80	$ 1.85
Options Outstanding	190,050	24,000
Options Outstanding Remaining Contractual Life (in years)	9 years 11 months 23 days	9 years 10 months 20 days
Options Exercisable	7,400	0
Range Nine [Member]
Option Exercise Price	$ 1.85	$ 3.00
Options Outstanding	24,000	15,000
Options Outstanding Remaining Contractual Life (in years)	9 years 7 months 20 days	7 years 6 months 14 days
Options Exercisable	0	12,500
Range Ten [Member]
Option Exercise Price	$ 3.00	$ 3.05
Options Outstanding	15,000	10,000
Options Outstanding Remaining Contractual Life (in years)	7 years 3 months 14 days	7 years 7 months 13 days
Options Exercisable	13,750	8,332
Range Eleven [Member]
Option Exercise Price	$ 3.05	$ 3.65
Options Outstanding	10,000	3,000
Options Outstanding Remaining Contractual Life (in years)	7 years 4 months 13 days	7 years 8 months 23 days
Options Exercisable	9,166	2,500
Range Twelve [Member]
Option Exercise Price	$ 3.65
Options Outstanding	3,000
Options Outstanding Remaining Contractual Life (in years)	7 years 5 months 23 days
Options Exercisable	2,750